Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Australia - 6.6%
Afterpay, Ltd. (A)	855	$ 50,398
AGL Energy, Ltd.	2,583	25,221
AMP, Ltd.	14,831	13,966
Ampol, Ltd.	883	15,239
APA Group	4,874	36,232
Aristocrat Leisure, Ltd.	2,267	49,440
ASX, Ltd.	723	42,271
Aurizon Holdings, Ltd.	7,608	23,405
AusNet Services	8,310	11,218
Australia & New Zealand Banking Group, Ltd.	11,501	143,486
BHP Group PLC	8,565	182,727
BHP Group, Ltd.	11,946	308,608
BlueScope Steel, Ltd.	2,142	19,736
Brambles, Ltd.	6,024	45,740
CIMIC Group, Ltd. (A)	291	3,898
Coca-Cola Amatil, Ltd.	1,732	11,855
Cochlear, Ltd.	243	34,717
Coles Group, Ltd.	5,176	63,058
Commonwealth Bank of Australia	7,178	330,305
Computershare, Ltd.	2,042	18,065
Crown Resorts, Ltd.	1,099	6,981
CSL, Ltd.	1,841	380,289
Dexus, REIT	4,456	28,540
Evolution Mining, Ltd.	6,152	25,700
Fortescue Metals Group, Ltd.	6,675	78,418
Goodman Group, REIT	6,409	82,980
GPT Group, REIT	8,132	22,877
Insurance Australia Group, Ltd.	8,732	27,632
Lendlease Corp., Ltd.	2,518	20,115
Macquarie Group, Ltd.	1,313	113,816
Magellan Financial Group, Ltd.	531	21,901
Medibank Pvt, Ltd.	11,410	20,588
Mirvac Group, REIT	16,126	25,279
National Australia Bank, Ltd.	12,961	166,509
Newcrest Mining, Ltd.	3,173	71,951
Northern Star Resources, Ltd.	2,788	27,626
Oil Search, Ltd.	7,730	14,785
Orica, Ltd.	1,490	16,589
Origin Energy, Ltd.	7,185	22,251
Qantas Airways, Ltd. (A)	3,468	10,170
QBE Insurance Group, Ltd.	5,556	34,559
Ramsay Health Care, Ltd.	724	34,519
REA Group, Ltd.	214	17,041
Santos, Ltd.	7,239	25,596
Scentre Group, REIT	20,058	31,935
SEEK, Ltd.	1,306	20,147
Sonic Healthcare, Ltd.	1,778	42,223
South32, Ltd.	19,091	28,332
Stockland, REIT	9,736	26,597
Suncorp Group, Ltd.	4,948	30,205
Sydney Airport	5,459	23,181
Tabcorp Holdings, Ltd.	9,985	24,045
Telstra Corp., Ltd.	15,970	31,976
TPG Telecom, Ltd. (A)	1,448	7,641
Transurban Group	10,752	109,788
Treasury Wine Estates, Ltd.	2,910	18,698
Vicinity Centres, REIT	16,029	16,007
Washington H Soul Pattinson & Co., Ltd.	445	7,559
Wesfarmers, Ltd.	4,598	146,972
Westpac Banking Corp.	14,646	178,085

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
WiseTech Global, Ltd.	637	$ 11,931
Woodside Petroleum, Ltd.	3,614	45,869
Woolworths Group, Ltd.	5,122	133,933

		3,661,421

Austria - 0.1%
Andritz AG	268	8,272
Erste Group Bank AG (A)	1,032	21,611
OMV AG (A)	592	16,198
Raiffeisen Bank International AG (A)	654	10,010
Verbund AG	261	14,254
voestalpine AG	420	11,069

		81,414

Belgium - 0.9%
Ageas SA	724	29,625
Anheuser-Busch InBev SA	3,090	166,367
Colruyt SA	188	12,201
Elia Group SA	117	11,696
Galapagos NV (A)	156	22,116
Groupe Bruxelles Lambert SA	465	41,921
KBC Group NV	987	49,494
Proximus SADP	583	10,636
Sofina SA	63	17,199
Solvay SA	300	25,810
Telenet Group Holding NV	131	5,085
UCB SA	505	57,355
Umicore SA	783	32,568

		482,073

Chile - 0.0% (B)
Antofagasta PLC	1,578	20,825

China - 0.1%
BeiGene, Ltd., ADR (A)	200	57,288
Microport Scientific Corp.	3,000	11,996
Yangzijiang Shipbuilding Holdings, Ltd.	12,500	9,131

		78,415

Denmark - 2.5%
Ambu A/S, B Shares	598	16,839
AP Moller - Maersk A/S, Class A	11	16,102
AP Moller - Maersk A/S, Class B	28	44,265
Carlsberg A/S, Class B	414	55,775
Chr Hansen Holding A/S	427	47,399
Coloplast A/S, Class B	468	74,173
Danske Bank A/S (A)	2,605	35,235
Demant A/S (A)	406	12,733
DSV Panalpina A/S	825	133,818
Genmab A/S (A)	254	92,178
GN Store Nord A/S	516	38,874
H. Lundbeck A/S	298	9,815
Novo Nordisk A/S, Class B	6,983	483,814
Novozymes A/S, B Shares	814	51,162
Orsted A/S (C)	767	105,739
Pandora A/S	418	30,153
Tryg A/S	456	14,356
Vestas Wind Systems A/S	777	125,568

		1,387,998

Finland - 1.2%
Elisa OYJ	581	34,158
Fortum OYJ	1,737	35,119
Kone OYJ, Class B	1,378	120,993
Neste OYJ	1,686	88,784
Nokia OYJ (A)	21,861	85,561

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Finland (continued)
Nordea Bank Abp (A)	8,682	$ 65,972
Nordea Bank Abp (A)	4,474	33,970
Orion OYJ, Class B	443	20,071
Sampo OYJ, A Shares	1,801	71,325
Stora Enso OYJ, R Shares	2,362	36,970
UPM-Kymmene OYJ	2,171	66,078
Wartsila OYJ Abp	1,555	12,212

		671,213

France - 10.2%
Accor SA (A)	728	20,377
Aeroports de Paris	109	10,813
Air Liquide SA	1,920	304,339
Airbus SE (A)	2,385	172,974
Alstom SA (A)	757	37,814
Amundi SA (A) (C)	252	17,762
Arkema SA	264	27,990
Atos SE (A)	386	31,017
AXA SA	7,661	141,789
BioMerieux	159	24,888
BNP Paribas SA (A)	4,561	164,992
Bollore SA	3,935	14,657
Bouygues SA	889	30,721
Bureau Veritas SA (A)	1,167	26,306
Capgemini SE	625	80,185
Carrefour SA	2,420	38,669
Cie de Saint-Gobain (A)	2,098	87,879
Cie Generale des Etablissements Michelin SCA	654	70,205
CNP Assurances (A)	588	7,374
Covivio, REIT	179	12,569
Credit Agricole SA (A)	4,493	39,201
Danone SA	2,504	162,197
Dassault Aviation SA (A)	9	7,592
Dassault Systemes SE	518	96,650
Edenred	957	42,966
Eiffage SA (A)	309	25,219
Electricite de France SA	2,511	26,525
Engie SA (A)	7,195	96,150
EssilorLuxottica SA (A)	1,122	152,745
Eurazeo SE (A)	144	7,796
Faurecia SE (A)	338	14,569
Gecina SA, REIT	171	22,542
Getlink SE (A)	1,730	23,435
Hermes International	124	106,795
ICADE, REIT	127	7,116
Iliad SA	50	9,172
Ingenico Group SA (A)	238	36,874
Ipsen SA	152	15,889
JCDecaux SA (A)	398	6,881
Kering SA	307	203,646
Klepierre SA, REIT	850	11,898
L’Oreal SA	1,021	332,263
La Francaise DES Jeux SAEM (C)	329	12,070
Legrand SA	1,020	81,242
LVMH Moet Hennessy Louis Vuitton SE	1,126	526,856
Natixis SA (A)	4,277	9,612
Orange SA	7,677	79,960
Orpea (A)	193	21,928
Pernod Ricard SA	832	132,651
Peugeot SA (A)	2,378	43,124
Publicis Groupe SA	905	29,168
Remy Cointreau SA	85	15,515
Renault SA (A)	791	20,519
Safran SA (A)	1,266	124,558
Sanofi	4,584	459,371

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Sartorius Stedim Biotech	109	$ 37,623
Schneider Electric SE	2,242	278,678
SCOR SE (A)	652	18,153
SEB SA	93	15,128
Societe Generale SA (A)	3,249	43,127
Sodexo SA	360	25,662
Suez SA	1,457	26,921
Teleperformance	234	72,143
Thales SA	408	30,579
TOTAL SE	10,023	344,215
Ubisoft Entertainment SA (A)	341	30,734
Unibail-Rodamco-Westfield, REIT, CDI	5,703	10,122
Unibail-Rodamco-Westfield, REIT	251	9,257
Valeo SA	948	29,111
Veolia Environnement SA	2,195	47,359
Vinci SA	2,089	174,550
Vivendi SA	3,365	93,981
Wendel SE	83	7,529
Worldline SA (A) (C)	530	43,398

		5,666,285

Germany - 8.7%
adidas AG (A)	772	249,311
Allianz SE	1,692	324,745
BASF SE	3,724	226,777
Bayer AG	3,984	245,788
Bayerische Motoren Werke AG	1,283	93,116
Beiersdorf AG	390	44,280
Brenntag AG	594	37,768
Carl Zeiss Meditec AG	156	19,703
Commerzbank AG (A)	4,127	20,296
Continental AG	426	46,165
Covestro AG (C)	708	35,110
Daimler AG	3,471	187,243
Delivery Hero SE (A) (C)	505	57,943
Deutsche Bank AG (A)	7,625	64,274
Deutsche Boerse AG	770	134,997
Deutsche Lufthansa AG (A)	1,121	9,710
Deutsche Post AG	4,011	182,001
Deutsche Telekom AG	13,516	225,042
Deutsche Wohnen SE	1,361	68,022
E.ON SE	8,633	95,156
Evonik Industries AG	859	22,221
Fraport AG Frankfurt Airport Services Worldwide (A)	149	5,866
Fresenius Medical Care AG & Co. KGaA	836	70,673
Fresenius SE & Co. KGaA	1,658	75,396
GEA Group AG	627	21,969
Hannover Rueck SE	237	36,690
HeidelbergCement AG	599	36,602
Henkel AG & Co. KGaA	414	38,721
HOCHTIEF AG	95	7,375
Infineon Technologies AG	5,073	142,986
KION Group AG	270	23,055
Knorr-Bremse AG	283	33,326
LANXESS AG	343	19,625
LEG Immobilien AG	265	37,773
Merck KGaA	494	72,021
METRO AG	594	5,916
MTU Aero Engines AG	218	36,138
Muenchener Rueckversicherungs-Gesellschaft AG	565	143,633
Nemetschek SE	219	16,007
Puma SE (A)	319	28,677
RWE AG	2,507	93,886
SAP SE	4,234	659,310

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Scout24 AG (C)	401	$ 34,978
Siemens AG	3,102	391,748
Siemens Healthineers AG (C)	1,051	47,178
Symrise AG	514	70,995
TeamViewer AG (A) (C)	482	23,772
Telefonica Deutschland Holding AG	3,761	9,612
thyssenkrupp AG (A)	1,756	8,836
Uniper SE	790	25,500
United Internet AG	366	13,997
Volkswagen AG (A)	128	22,372
Vonovia SE	2,089	143,207
Zalando SE (A) (C)	567	52,975

		4,840,483

Hong Kong - 3.1%
AIA Group, Ltd.	49,000	487,065
ASM Pacific Technology, Ltd.	1,000	10,237
Bank of East Asia, Ltd.	3,719	6,866
BOC Hong Kong Holdings, Ltd.	14,000	37,114
Budweiser Brewing Co. APAC, Ltd. (C)	6,400	18,719
CK Asset Holdings, Ltd.	10,000	49,137
CK Hutchison Holdings, Ltd.	11,000	66,657
CK Infrastructure Holdings, Ltd.	2,500	11,732
CLP Holdings, Ltd.	6,500	60,692
Dairy Farm International Holdings, Ltd.	1,100	4,158
Galaxy Entertainment Group, Ltd.	9,000	60,846
Hang Lung Properties, Ltd.	7,000	17,840
Hang Seng Bank, Ltd.	3,100	45,926
Henderson Land Development Co., Ltd.	5,531	20,537
HK Electric Investments & HK Electric Investments, Ltd.	11,500	11,890
HKT Trust & HKT, Ltd.	13,000	17,255
Hong Kong & China Gas Co., Ltd.	42,796	62,141
Hong Kong Exchanges & Clearing, Ltd.	4,872	229,342
Hongkong Land Holdings, Ltd.	4,100	15,275
Jardine Matheson Holdings, Ltd.	900	35,776
Jardine Strategic Holdings, Ltd.	900	17,844
Kerry Properties, Ltd.	3,000	7,716
Link, REIT	8,000	65,555
Melco Resorts & Entertainment, Ltd., ADR	900	14,985
MTR Corp., Ltd.	6,015	29,852
New World Development Co., Ltd.	6,278	30,647
Pacific Century Premium Developments, Ltd. (A)	1,512	399
PCCW, Ltd.	14,000	8,375
Power Assets Holdings, Ltd.	5,500	28,989
Sino Land Co., Ltd.	10,315	12,076
SJM Holdings, Ltd.	8,000	9,484
Sun Hung Kai Properties, Ltd.	5,350	68,943
Swire Pacific, Ltd., Class A	2,000	9,683
Swire Properties, Ltd.	4,400	11,658
Techtronic Industries Co., Ltd.	5,500	73,126
WH Group, Ltd. (C)	37,000	30,181
Wharf Real Estate Investment Co., Ltd.	6,300	25,824

		1,714,542

Ireland - 1.1%
AerCap Holdings NV (A)	500	12,595
CRH PLC	3,152	114,296
DCC PLC	376	29,107
Experian PLC	3,554	133,539
Flutter Entertainment PLC (A)	604	95,860
James Hardie Industries PLC, CDI	1,766	42,334
Kerry Group PLC, Class A	645	82,615

	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC (A)	605	$ 55,059
Smurfit Kappa Group PLC	865	33,941

		599,346

Isle of Man - 0.1%
GVC Holdings PLC (A)	2,089	26,163

Israel - 0.6%
Azrieli Group, Ltd.	133	5,938
Bank Hapoalim BM	4,715	25,192
Bank Leumi Le-Israel BM	5,516	24,283
Check Point Software Technologies, Ltd. (A)	450	54,153
CyberArk Software, Ltd. (A)	200	20,684
Elbit Systems, Ltd.	106	12,867
ICL Group, Ltd.	2,447	8,647
Isracard, Ltd.	1	2
Israel Discount Bank, Ltd., A Shares	4,183	11,284
Mizrahi Tefahot Bank, Ltd.	619	10,980
Nice, Ltd. (A)	249	56,454
Teva Pharmaceutical Industries, Ltd., ADR (A)	4,215	37,977
Wix.com, Ltd. (A)	200	50,970

		319,431

Italy - 2.0%
Assicurazioni Generali SpA	4,404	62,072
Atlantia SpA (A)	1,906	29,850
Davide Campari-Milano NV	2,213	24,154
DiaSorin SpA	94	18,912
Enel SpA	32,981	286,140
Eni SpA	10,330	80,740
Ferrari NV	511	93,778
FinecoBank Banca Fineco SpA (A)	2,449	33,732
Infrastrutture Wireless Italiane SpA (C)	954	10,525
Intesa Sanpaolo SpA (A)	67,147	126,332
Leonardo SpA	1,450	8,469
Mediobanca Banca di Credito Finanziario SpA	2,679	20,992
Moncler SpA (A)	787	32,205
Nexi SpA (A) (C)	1,409	28,239
Pirelli & C SpA (A) (C)	1,951	8,360
Poste Italiane SpA (C)	2,209	19,576
Prysmian SpA	1,007	29,231
Recordati Industria Chimica e Farmaceutica SpA	421	21,566
Snam SpA	7,798	40,103
Telecom Italia SpA	55,325	22,240
Terna Rete Elettrica Nazionale SpA	5,560	38,902
UniCredit SpA (A)	8,630	71,303

		1,107,421

Japan - 25.7%
ABC-Mart, Inc.	100	5,207
Acom Co., Ltd.	1,700	7,395
Advantest Corp.	800	38,912
Aeon Co., Ltd.	2,700	72,632
Aeon Mall Co., Ltd.	400	5,623
AGC, Inc.	800	23,512
Air Water, Inc.	700	9,467
Aisin Seiki Co., Ltd.	700	22,396
Ajinomoto Co., Inc.	1,800	36,891
Alfresa Holdings Corp.	800	17,522
Amada Co., Ltd.	1,300	12,161
ANA Holdings, Inc. (A)	500	11,565
Aozora Bank, Ltd.	500	8,302
Asahi Group Holdings, Ltd.	1,800	62,735

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Asahi Intecc Co., Ltd.	800	$ 25,143
Asahi Kasei Corp.	4,700	41,001
Astellas Pharma, Inc.	7,600	113,290
Bandai Namco Holdings, Inc.	800	58,616
Bank of Kyoto, Ltd.	200	9,670
Benesse Holdings, Inc.	300	7,722
Bridgestone Corp.	2,100	66,379
Brother Industries, Ltd.	900	14,317
Calbee, Inc.	300	9,881
Canon, Inc.	3,900	64,688
Casio Computer Co., Ltd.	800	12,954
Central Japan Railway Co.	600	86,004
Chiba Bank, Ltd.	1,800	9,932
Chubu Electric Power Co., Inc.	2,500	30,409
Chugai Pharmaceutical Co., Ltd.	2,700	121,164
Chugoku Electric Power Co., Inc.	1,000	12,503
Coca-Cola Bottlers Japan Holdings, Inc.	400	6,696
Concordia Financial Group, Ltd.	4,100	14,261
Cosmos Pharmaceutical Corp.	100	17,427
CyberAgent, Inc.	400	24,701
Dai Nippon Printing Co., Ltd.	900	18,243
Dai-ichi Life Holdings, Inc.	4,300	60,674
Daicel Corp.	1,100	7,928
Daifuku Co., Ltd.	400	40,375
Daiichi Sankyo Co., Ltd.	6,900	211,814
Daikin Industries, Ltd.	1,000	184,774
Daito Trust Construction Co., Ltd.	300	26,593
Daiwa House Industry Co., Ltd.	2,300	58,989
Daiwa House Investment Corp., REIT	7	17,862
Daiwa Securities Group, Inc.	5,400	22,712
Denso Corp.	1,700	74,514
Dentsu Group, Inc.	900	26,565
Disco Corp.	100	24,450
East Japan Railway Co.	1,200	73,798
Eisai Co., Ltd.	1,000	91,332
Electric Power Development Co., Ltd., Class C	500	7,712
ENEOS Holdings, Inc.	12,300	43,885
FamilyMart Co., Ltd.	700	15,775
FANUC Corp.	800	153,532
Fast Retailing Co., Ltd.	200	125,684
Fuji Electric Co., Ltd.	500	15,850
FUJIFILM Holdings Corp.	1,400	69,009
Fujitsu, Ltd.	800	109,294
Fukuoka Financial Group, Inc.	700	11,766
GLP J-REIT	14	21,547
GMO Payment Gateway, Inc.	200	21,425
Hakuhodo DY Holdings, Inc.	900	11,638
Hamamatsu Photonics KK	600	30,322
Hankyu Hanshin Holdings, Inc.	900	28,934
Hikari Tsushin, Inc.	80	19,087
Hino Motors, Ltd.	1,000	6,489
Hirose Electric Co., Ltd.	100	12,921
Hisamitsu Pharmaceutical Co., Inc.	200	10,225
Hitachi Construction Machinery Co., Ltd.	500	18,119
Hitachi Metals, Ltd.	800	12,336
Hitachi, Ltd.	3,800	128,666
Honda Motor Co., Ltd.	6,600	156,732
Hoshizaki Corp.	200	15,959
Hoya Corp.	1,500	169,375
Hulic Co., Ltd.	1,200	11,260
Idemitsu Kosan Co., Ltd.	700	14,946
Iida Group Holdings Co., Ltd.	500	10,120
Inpex Corp.	4,200	22,538
Isetan Mitsukoshi Holdings, Ltd.	1,500	7,963
Isuzu Motors, Ltd.	2,300	20,115
Ito En, Ltd.	200	14,264

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
ITOCHU Corp.	5,500	$ 140,832
Itochu Techno-Solutions Corp.	400	15,174
Japan Airlines Co., Ltd. (A)	500	9,326
Japan Airport Terminal Co., Ltd.	200	8,860
Japan Exchange Group, Inc.	2,100	58,859
Japan Post Bank Co., Ltd.	1,500	11,700
Japan Post Holdings Co., Ltd.	6,500	44,324
Japan Post Insurance Co., Ltd.	800	12,596
Japan Prime Realty Investment Corp., REIT	3	9,308
Japan Real Estate Investment Corp., REIT	5	25,563
Japan Retail Fund Investment Corp., REIT	9	13,923
Japan Tobacco, Inc.	4,700	85,746
JFE Holdings, Inc. (A)	1,700	11,903
JGC Holdings Corp.	1,000	10,372
JSR Corp.	700	16,638
JTEKT Corp.	900	7,059
Kajima Corp.	1,800	21,687
Kakaku.com, Inc.	500	13,182
Kamigumi Co., Ltd.	400	7,882
Kansai Electric Power Co., Inc.	2,900	28,107
Kansai Paint Co., Ltd.	700	17,398
Kao Corp.	2,000	150,141
Kawasaki Heavy Industries, Ltd. (A)	500	6,755
KDDI Corp.	6,400	160,970
Keihan Holdings Co., Ltd.	400	16,609
Keikyu Corp.	700	10,774
Keio Corp.	400	24,762
Keisei Electric Railway Co., Ltd.	600	16,946
Keyence Corp.	700	327,235
Kikkoman Corp.	600	33,284
Kintetsu Group Holdings Co., Ltd.	700	29,873
Kirin Holdings Co., Ltd.	3,200	60,104
Kobayashi Pharmaceutical Co., Ltd.	200	19,325
Kobe Bussan Co., Ltd.	200	11,014
Koito Manufacturing Co., Ltd.	400	20,410
Komatsu, Ltd.	3,500	76,871
Konami Holdings Corp.	400	17,303
Kose Corp.	100	12,244
Kubota Corp.	4,200	75,252
Kuraray Co., Ltd.	1,300	12,613
Kurita Water Industries, Ltd.	400	13,228
Kyocera Corp.	1,300	74,434
Kyowa Kirin Co., Ltd.	1,100	31,303
Kyushu Electric Power Co., Inc.	1,500	13,610
Kyushu Railway Co.	500	10,690
Lasertec Corp.	300	24,660
Lawson, Inc.	200	9,537
LINE Corp. (A)	200	10,180
Lion Corp.	900	18,476
LIXIL Group Corp.	900	18,191
M3, Inc.	1,800	111,341
Makita Corp.	900	43,073
Marubeni Corp.	6,100	34,632
Marui Group Co., Ltd.	700	13,433
Maruichi Steel Tube, Ltd.	300	7,511
Mazda Motor Corp.	2,100	12,318
McDonald’s Holdings Co. Japan, Ltd.	300	14,591
Mebuki Financial Group, Inc.	3,200	7,261
Medipal Holdings Corp.	600	12,031
MEIJI Holdings Co., Ltd.	500	38,193
Mercari, Inc. (A)	400	18,485
Minebea Mitsumi, Inc.	1,300	24,763
MISUMI Group, Inc.	1,200	33,644
Mitsubishi Chemical Holdings Corp.	4,800	27,707
Mitsubishi Corp.	5,400	129,251
Mitsubishi Electric Corp.	7,400	100,412
Mitsubishi Estate Co., Ltd.	4,800	72,709

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Gas Chemical Co., Inc.	700	$ 13,022
Mitsubishi Heavy Industries, Ltd.	1,200	26,569
Mitsubishi Materials Corp.	500	9,853
Mitsubishi Motors Corp. (A)	2,600	5,741
Mitsubishi UFJ Financial Group, Inc.	49,600	197,947
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,600	7,434
Mitsui & Co., Ltd.	6,500	111,688
Mitsui Chemicals, Inc.	700	16,919
Mitsui Fudosan Co., Ltd.	3,800	66,126
Miura Co., Ltd.	300	14,715
Mizuho Financial Group, Inc.	9,780	122,071
MonotaRO Co., Ltd.	500	24,835
MS&AD Insurance Group Holdings, Inc.	1,800	48,498
Murata Manufacturing Co., Ltd.	2,300	149,562
Nabtesco Corp.	500	18,153
Nagoya Railroad Co., Ltd.	800	21,931
NEC Corp.	1,000	58,494
Nexon Co., Ltd.	1,900	47,393
NGK Insulators, Ltd.	900	12,851
NGK Spark Plug Co., Ltd.	500	8,730
NH Foods, Ltd.	300	13,410
Nidec Corp.	1,800	168,800
Nihon M&A Center, Inc.	600	34,326
Nikon Corp.	1,300	8,772
Nintendo Co., Ltd.	500	283,346
Nippon Building Fund, Inc., REIT	5	28,300
Nippon Express Co., Ltd.	300	17,506
Nippon Paint Holdings Co., Ltd.	600	61,768
Nippon Prologis, Inc., REIT	8	26,978
Nippon Shinyaku Co., Ltd.	200	16,467
Nippon Steel Corp. (A)	3,200	30,209
Nippon Telegraph & Telephone Corp.	5,200	106,167
Nippon Yusen KK	500	8,675
Nissan Chemical Corp.	500	26,655
Nissan Motor Co., Ltd. (A)	8,800	31,122
Nisshin Seifun Group, Inc.	700	11,110
Nissin Foods Holdings Co., Ltd.	300	28,184
Nitori Holdings Co., Ltd.	300	62,236
Nitto Denko Corp.	600	39,089
Nomura Holdings, Inc.	12,400	56,667
Nomura Real Estate Holdings, Inc.	400	7,612
Nomura Real Estate Master Fund, Inc., REIT	17	21,297
Nomura Research Institute, Ltd.	1,300	38,278
NSK, Ltd.	1,600	12,247
NTT Data Corp.	2,500	31,993
NTT DOCOMO, Inc.	4,600	169,032
Obayashi Corp.	2,500	22,823
OBIC Co., Ltd.	300	52,759
Odakyu Electric Railway Co., Ltd.	1,100	27,652
Oji Holdings Corp.	3,100	14,245
Olympus Corp.	4,600	95,660
Omron Corp.	800	62,549
Ono Pharmaceutical Co., Ltd.	1,400	44,035
Oracle Corp.	200	21,595
Oriental Land Co., Ltd.	800	112,196
ORIX Corp.	5,100	63,700
ORIX, Inc., REIT	9	13,848
Osaka Gas Co., Ltd.	1,400	27,257
Otsuka Corp.	400	20,441
Otsuka Holdings Co., Ltd.	1,600	67,784
Pan Pacific International Holdings Corp.	1,700	39,590
Panasonic Corp.	9,000	76,663
Park24 Co., Ltd.	400	6,494
PeptiDream, Inc. (A)	400	18,772
Persol Holdings Co., Ltd.	600	9,801
Pigeon Corp.	400	17,873

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Pola Orbis Holdings, Inc.	300	$ 5,657
Rakuten, Inc.	3,400	36,662
Recruit Holdings Co., Ltd.	5,200	206,520
Renesas Electronics Corp. (A)	3,100	22,753
Resona Holdings, Inc.	8,100	27,595
Ricoh Co., Ltd.	2,700	18,226
Rinnai Corp.	200	19,508
Rohm Co., Ltd.	400	30,924
Ryohin Keikaku Co., Ltd.	950	15,786
Santen Pharmaceutical Co., Ltd.	1,500	30,669
SBI Holdings, Inc.	1,000	25,912
SCSK Corp.	200	11,190
Secom Co., Ltd.	900	82,364
Sega Sammy Holdings, Inc.	600	7,313
Seibu Holdings, Inc.	800	8,615
Seiko Epson Corp.	900	10,350
Sekisui Chemical Co., Ltd.	1,400	22,393
Sekisui House, Ltd.	2,500	44,302
Seven & i Holdings Co., Ltd.	3,100	96,317
Seven Bank, Ltd.	2,900	7,028
SG Holdings Co., Ltd.	600	31,220
Sharp Corp.	700	8,707
Shimadzu Corp.	800	24,349
Shimamura Co., Ltd.	100	9,714
Shimano, Inc.	300	59,219
Shimizu Corp.	2,300	17,315
Shin-Etsu Chemical Co., Ltd.	1,400	183,196
Shinsei Bank, Ltd.	800	9,878
Shionogi & Co., Ltd.	1,100	58,877
Shiseido Co., Ltd.	1,600	92,624
Shizuoka Bank, Ltd.	1,500	10,359
Showa Denko KK	600	11,013
SMC Corp.	200	111,567
SoftBank Corp.	11,600	129,622
SoftBank Group Corp.	6,400	395,997
Sohgo Security Services Co., Ltd.	300	14,291
Sompo Holdings, Inc.	1,300	44,880
Sony Corp.	5,100	390,874
Square Enix Holdings Co., Ltd.	400	26,473
Stanley Electric Co., Ltd.	500	14,410
Subaru Corp.	2,400	46,591
Sumco Corp.	1,100	15,520
Sumitomo Chemical Co., Ltd.	5,400	17,874
Sumitomo Corp.	4,700	56,656
Sumitomo Dainippon Pharma Co., Ltd.	700	9,224
Sumitomo Electric Industries, Ltd.	2,900	32,646
Sumitomo Heavy Industries, Ltd.	500	11,633
Sumitomo Metal Mining Co., Ltd.	900	27,913
Sumitomo Mitsui Financial Group, Inc.	5,300	148,192
Sumitomo Mitsui Trust Holdings, Inc.	1,300	34,585
Sumitomo Realty & Development Co., Ltd.	1,200	35,524
Sumitomo Rubber Industries, Ltd.	600	5,573
Sundrug Co., Ltd.	300	11,308
Suntory Beverage & Food, Ltd.	500	18,777
Suzuken Co., Ltd.	300	11,443
Suzuki Motor Corp.	1,500	64,257
Sysmex Corp.	700	66,977
T&D Holdings, Inc.	2,200	21,688
Taiheiyo Cement Corp.	500	12,767
Taisei Corp.	700	23,693
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,586
Taiyo Nippon Sanso Corp.	500	7,688
Takeda Pharmaceutical Co., Ltd.	6,400	228,755
TDK Corp.	500	54,596
Teijin, Ltd.	600	9,305
Terumo Corp.	2,600	103,518
THK Co., Ltd.	500	12,583

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
TIS, Inc.	800	$ 16,992
Tobu Railway Co., Ltd.	700	21,631
Toho Co., Ltd.	400	16,492
Toho Gas Co., Ltd.	300	14,844
Tohoku Electric Power Co., Inc.	1,500	15,033
Tokio Marine Holdings, Inc.	2,500	109,386
Tokyo Century Corp.	200	10,901
Tokyo Electric Power Co. Holdings, Inc. (A)	6,100	16,776
Tokyo Electron, Ltd.	600	156,753
Tokyo Gas Co., Ltd.	1,400	31,949
Tokyu Corp.	1,800	23,361
Tokyu Fudosan Holdings Corp.	2,200	9,503
Toppan Printing Co., Ltd.	1,000	14,135
Toray Industries, Inc.	5,400	24,705
Toshiba Corp.	1,500	38,264
Tosoh Corp.	1,100	17,860
TOTO, Ltd.	600	27,648
Toyo Suisan Kaisha, Ltd.	400	21,123
Toyoda Gosei Co., Ltd.	300	6,888
Toyota Industries Corp.	600	37,993
Toyota Motor Corp.	8,500	564,145
Toyota Tsusho Corp.	900	25,314
Trend Micro, Inc.	500	30,469
Tsuruha Holdings, Inc.	200	28,353
Unicharm Corp.	1,600	71,557
United Urban Investment Corp., REIT	13	14,466
USS Co., Ltd.	900	16,104
Welcia Holdings Co., Ltd.	400	17,541
West Japan Railway Co.	700	34,586
Yakult Honsha Co., Ltd.	500	27,763
Yamada Denki Co., Ltd.	2,800	13,963
Yamaha Corp.	500	23,980
Yamaha Motor Co., Ltd.	1,000	14,531
Yamato Holdings Co., Ltd.	1,200	31,611
Yamazaki Baking Co., Ltd.	400	6,972
Yaskawa Electric Corp.	900	35,211
Yokogawa Electric Corp.	1,000	15,882
Yokohama Rubber Co., Ltd.	400	5,694
Z Holdings Corp.	10,600	70,802
ZOZO, Inc.	400	11,162

		14,219,176

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	673	22,557

Luxembourg - 0.2%
ArcelorMittal SA (A)	2,771	36,864
Aroundtown SA (A)	4,628	23,232
Eurofins Scientific SE (A)	49	38,816
SES SA	1,277	9,040
Tenaris SA	1,533	7,637

		115,589

Macau - 0.1%
Sands China, Ltd.	9,600	37,212
Wynn Macau, Ltd. (A)	5,600	8,987

		46,199

Netherlands - 4.5%
ABN AMRO Bank NV, CVA (C)	1,845	15,423
Adyen NV (A) (C)	70	129,114
Akzo Nobel NV	782	79,037
Altice Europe NV, Class A (A)	2,622	12,484
Argenx SE (A)	174	45,965
ASML Holding NV	1,726	637,537
EXOR NV	434	23,559

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
Heineken Holding NV	450	$ 35,068
Heineken NV	1,019	90,718
ING Groep NV (A)	15,817	112,884
Just Eat Takeaway.com NV (A) (C)	513	57,429
Koninklijke Ahold Delhaize NV	4,359	128,843
Koninklijke DSM NV	679	111,785
Koninklijke KPN NV	12,627	29,627
Koninklijke Philips NV (A)	3,572	168,667
Koninklijke Vopak NV	268	15,101
NN Group NV	1,262	47,304
Prosus NV (A)	1,907	176,021
QIAGEN NV (A)	906	47,057
Randstad NV (A)	470	24,508
Royal Dutch Shell PLC, A Shares	16,631	207,610
Royal Dutch Shell PLC, B Shares	15,029	182,257
Wolters Kluwer NV	1,078	91,956

		2,469,954

New Zealand - 0.3%
a2 Milk Co., Ltd. (A)	2,916	29,678
Auckland International Airport, Ltd. (A)	4,930	23,930
Fisher & Paykel Healthcare Corp., Ltd.	2,275	50,210
Mercury NZ, Ltd.	2,868	9,705
Meridian Energy, Ltd.	4,733	15,566
Ryman Healthcare, Ltd.	1,404	13,190
Spark New Zealand, Ltd.	7,465	23,293

		165,572

Norway - 0.6%
Adevinta ASA, B Shares (A)	936	16,086
DNB ASA (A)	3,663	51,028
Equinor ASA	3,999	56,656
Gjensidige Forsikring ASA	728	14,775
Mowi ASA	1,701	30,264
Norsk Hydro ASA (A)	4,751	13,114
Orkla ASA	3,031	30,590
Schibsted ASA, B Shares (A)	444	17,689
Telenor ASA	2,898	48,654
Yara International ASA	715	27,513

		306,369

Portugal - 0.2%
EDP - Energias de Portugal SA	10,446	51,362
Galp Energia SGPS SA	2,100	19,479
Jeronimo Martins SGPS SA	1,039	16,707

		87,548

Russian Federation - 0.0% (B)
Evraz PLC	1,894	8,434

Singapore - 1.0%
Ascendas, REIT	11,672	27,930
CapitaLand Commercial Trust, REIT	11,963	14,506
CapitaLand Mall Trust, REIT	8,800	12,525
CapitaLand, Ltd.	11,894	23,780
City Developments, Ltd.	1,800	10,133
DBS Group Holdings, Ltd.	7,300	107,320
Genting Singapore, Ltd.	26,500	13,081
Jardine Cycle & Carriage, Ltd.	300	3,982
Keppel Corp., Ltd.	5,200	17,034
Mapletree Commercial Trust, REIT	7,800	11,205
Mapletree Logistics Trust, REIT	9,600	14,460
Oversea-Chinese Banking Corp., Ltd.	13,009	80,900
Singapore Airlines, Ltd.	5,000	12,795
Singapore Exchange, Ltd.	2,900	19,560
Singapore Technologies Engineering, Ltd.	5,700	14,525

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	33,200	$ 51,960
Suntec, REIT	7,500	8,042
United Overseas Bank, Ltd.	4,900	69,027
UOL Group, Ltd.	1,700	8,353
Venture Corp., Ltd.	1,100	15,619
Wilmar International, Ltd.	7,900	25,650

		562,387

Spain - 2.2%
ACS Actividades de Construccion y Servicios SA	1,047	23,667
Aena SME SA (A) (C)	256	35,643
Amadeus IT Group SA	1,829	101,575
Banco Bilbao Vizcaya Argentaria SA	27,075	75,158
Banco Santander SA (A)	67,478	125,863
Bankinter SA	2,456	10,573
CaixaBank SA	13,862	29,427
Cellnex Telecom SA (C)	1,285	78,003
Enagas SA	1,047	24,158
Endesa SA	1,216	32,526
Ferrovial SA	1,895	46,030
Grifols SA	1,132	32,551
Iberdrola SA	24,088	296,489
Industria de Diseno Textil SA	4,429	122,526
Mapfre SA	4,582	7,189
Naturgy Energy Group SA	1,160	23,263
Red Electrica Corp. SA	1,686	31,622
Repsol SA	5,736	38,750
Siemens Gamesa Renewable Energy SA	996	26,954
Telefonica SA	19,424	66,538

		1,228,505

Sweden - 3.1%
Alfa Laval AB (A)	1,256	27,726
Assa Abloy AB, B Shares	4,070	95,157
Atlas Copco AB, A Shares	2,723	129,829
Atlas Copco AB, B Shares	1,640	68,444
Boliden AB	1,090	32,341
Electrolux AB, Series B	1,026	23,917
Epiroc AB, Class A	2,730	39,547
Epiroc AB, Class B	1,433	19,891
EQT AB	872	16,921
Essity AB, Class B (A)	2,368	79,947
Evolution Gaming Group AB (C)	469	30,988
Hennes & Mauritz AB, B Shares	3,262	56,198
Hexagon AB, B Shares (A)	1,141	86,183
Husqvarna AB, B Shares	1,537	16,901
ICA Gruppen AB	408	20,727
Industrivarden AB, C Shares (A)	687	18,270
Investment AB Latour, B Shares	559	13,133
Investor AB, B Shares	1,847	120,646
Kinnevik AB, Class B	957	38,843
L E Lundbergforetagen AB, B Shares (A)	279	13,785
Lundin Energy AB	738	14,635
Nibe Industrier AB, B Shares (A)	1,154	29,659
Sandvik AB (A)	4,422	86,474
Securitas AB, B Shares (A)	1,272	19,445
Skandinaviska Enskilda Banken AB, Class A (A)	6,253	55,536
Skanska AB, B Shares (A)	1,383	29,207
SKF AB, B Shares	1,547	31,915
Svenska Cellulosa AB SCA, Class B (A)	2,318	31,778
Svenska Handelsbanken AB, A Shares (A)	6,227	52,100
Swedbank AB, A Shares (A)	3,504	54,857
Swedish Match AB	662	54,130
Tele2 AB, B Shares	1,926	27,155

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Telefonaktiebolaget LM Ericsson, B Shares	11,836	$ 129,524
Telia Co. AB	10,401	42,552
Volvo AB, B Shares (A)	6,039	116,008

		1,724,369

Switzerland - 10.7%
ABB, Ltd.	7,473	189,992
Adecco Group AG	601	31,712
Alcon, Inc. (A)	1,994	113,051
Baloise Holding AG	193	28,414
Banque Cantonale Vaudoise	112	11,366
Barry Callebaut AG	11	24,501
Chocoladefabriken Lindt & Spruengli AG	4	33,764
Cie Financiere Richemont SA	2,050	137,643
Clariant AG	748	14,756
Coca-Cola HBC AG (A)	780	19,260
Credit Suisse Group AG	9,482	94,656
EMS-Chemie Holding AG	32	28,751
Geberit AG	142	84,011
Givaudan SA	36	155,441
Glencore PLC (A)	39,566	82,027
Julius Baer Group, Ltd.	865	36,739
Kuehne & Nagel International AG	223	43,301
LafargeHolcim, Ltd. (A)	2,071	94,271
Logitech International SA	613	47,484
Lonza Group AG	302	186,375
Nestle SA	12,196	1,451,470
Novartis AG	9,004	781,766
Partners Group Holding AG	74	68,066
Roche Holding AG	2,825	967,677
Schindler Holding AG	235	64,024
SGS SA	25	66,996
Siemens Energy AG (A)	1,491	40,207
Sika AG	575	141,192
Sonova Holding AG (A)	220	55,751
STMicroelectronics NV	2,585	79,282
Straumann Holding AG	39	39,452
Swatch Group AG	295	36,414
Swiss Life Holding AG (A)	125	47,299
Swiss Prime Site AG	312	28,336
Swiss Re AG	1,175	87,160
Swisscom AG	99	52,446
Temenos AG	249	33,467
UBS Group AG	14,866	166,096
Vifor Pharma AG	188	25,573
Zurich Insurance Group AG	610	212,716

		5,902,905

United Kingdom - 12.5%
3i Group PLC	3,778	48,514
Admiral Group PLC	778	26,238
Anglo American PLC	4,771	115,427
Ashtead Group PLC	1,764	63,524
Associated British Foods PLC	1,421	34,211
AstraZeneca PLC	5,321	581,396
Auto Trader Group PLC (C)	3,643	26,450
AVEVA Group PLC	239	14,741
Aviva PLC	15,606	57,738
BAE Systems PLC	12,641	78,507
Barclays PLC (A)	68,217	86,060
Barratt Developments PLC	4,102	25,156
Berkeley Group Holdings PLC	489	26,657
BP PLC	82,156	237,593
British American Tobacco PLC	9,303	333,710
British Land Co. PLC, REIT	3,568	15,554

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BT Group PLC	35,310	$ 44,724
Bunzl PLC	1,284	41,456
Burberry Group PLC	1,608	32,231
CNH Industrial NV (A)	4,094	31,664
Coca-Cola European Partners PLC	847	32,872
Compass Group PLC	6,942	104,281
Croda International PLC	489	39,445
Diageo PLC	9,478	325,557
Direct Line Insurance Group PLC	4,930	17,194
Ferguson PLC	883	88,857
Fiat Chrysler Automobiles NV (A)	4,289	52,647
GlaxoSmithKline PLC	20,345	381,418
Halma PLC	1,482	44,774
Hargreaves Lansdown PLC	1,357	27,297
HSBC Holdings PLC	82,585	323,094
Imperial Brands PLC	3,810	67,298
Informa PLC (A)	5,804	28,130
InterContinental Hotels Group PLC (A)	652	34,224
Intertek Group PLC	630	51,406
J Sainsbury PLC	7,016	17,274
JD Sports Fashion PLC	1,547	16,149
Johnson Matthey PLC	805	24,462
Kingfisher PLC	8,648	33,125
Land Securities Group PLC, REIT	2,920	19,658
Legal & General Group PLC	22,907	55,881
Lloyds Banking Group PLC (A)	277,355	94,157
London Stock Exchange Group PLC	1,283	147,182
M&G PLC	10,313	21,198
Melrose Industries PLC (A)	19,703	29,217
Mondi PLC	1,873	39,604
National Grid PLC	14,232	163,471
Natwest Group PLC (A)	18,838	25,798
Next PLC	530	40,634
Ocado Group PLC (A)	1,853	65,539
Pearson PLC	3,083	21,870
Persimmon PLC	1,257	40,058
Prudential PLC	10,250	147,070
Reckitt Benckiser Group PLC	2,881	280,913
RELX PLC	7,832	174,325
Rentokil Initial PLC (A)	7,422	51,300
Rio Tinto PLC	4,550	273,784
Rio Tinto, Ltd.	1,505	102,793
Rolls-Royce Holdings PLC (A)	7,177	11,916
RSA Insurance Group PLC	4,042	23,601
Sage Group PLC	4,077	37,888
Schroders PLC	452	15,698
Segro PLC, REIT	4,733	56,879
Severn Trent PLC	938	29,533
Smith & Nephew PLC	3,319	65,017
Smiths Group PLC	1,577	27,896
Spirax-Sarco Engineering PLC	292	41,581
SSE PLC	4,117	64,078
St. James’s Place PLC	2,160	25,986
Standard Chartered PLC (A)	10,480	48,225
Standard Life Aberdeen PLC	9,429	27,459
Taylor Wimpey PLC	12,930	18,080
Tesco PLC	38,229	104,874
Unilever NV	5,923	359,688
Unilever PLC	4,738	292,113
United Utilities Group PLC	2,614	28,875
Vodafone Group PLC	108,567	143,898
Whitbread PLC (A)	800	21,858

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
WM Morrison Supermarkets PLC	9,532	$ 20,922
WPP PLC	5,012	39,364

		6,930,936

Total Common Stocks (Cost $55,585,578)		54,447,530

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 5.08% (D)	261	14,264
Fuchs Petrolub SE, 2.14% (D)	295	15,000
Henkel AG & Co. KGaA, 2.04% (D)	684	71,537
Porsche Automobil Holding SE, 4.39% (A) (D)	573	34,089
Sartorius AG, 0.10% (D)	135	55,333
Volkswagen AG, 3.53% (A) (D)	753	121,166

Total Preferred Stocks (Cost $305,089)		311,389

Total Investments (Cost $55,890,667)		54,758,919
Net Other Assets (Liabilities) - 1.1%		608,721

Net Assets - 100.0%		$ 55,367,640

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	8	12/18/2020	$753,288	$741,280	$—	$(12,008)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.5%	$5,225,579
Banks	6.9	3,775,640
Insurance	4.7	2,584,012
Food Products	3.9	2,161,932
Chemicals	3.8	2,088,460
Machinery	3.2	1,772,751
Automobiles	2.9	1,597,870
Metals & Mining	2.8	1,548,337
Textiles, Apparel & Luxury Goods	2.8	1,536,676
Oil, Gas & Consumable Fuels	2.8	1,514,686
Capital Markets	2.7	1,492,299
Personal Products	2.4	1,308,335
Health Care Equipment & Supplies	2.4	1,308,167
Electric Utilities	2.3	1,285,323
Semiconductors & Semiconductor Equipment	2.2	1,184,014
Beverages	2.0	1,109,785
Software	2.0	1,077,121
Electronic Equipment, Instruments & Components	1.9	1,063,966
Electrical Equipment	1.9	1,045,944
Diversified Telecommunication Services	1.9	1,037,037
Wireless Telecommunication Services	1.9	1,026,674
IT Services	1.7	951,967
Real Estate Management & Development	1.7	932,563
Professional Services	1.7	923,538
Food & Staples Retailing	1.5	847,186
Trading Companies & Distributors	1.4	767,408
Household Durables	1.4	760,190
Equity Real Estate Investment Trusts	1.4	747,125
Hotels, Restaurants & Leisure	1.3	723,331
Industrial Conglomerates	1.2	654,068
Biotechnology	1.2	649,159
Building Products	1.1	605,890
Household Products	1.1	579,024
Multi-Utilities	1.0	548,164
Tobacco	1.0	540,884
Entertainment	1.0	530,379
Aerospace & Defense	0.9	498,125
Road & Rail	0.9	490,320
Specialty Retail	0.9	479,993
Internet & Direct Marketing Retail	0.9	476,216
Auto Components	0.9	471,102
Construction & Engineering	0.8	436,557
Diversified Financial Services	0.7	406,747
Air Freight & Logistics	0.7	378,650
Life Sciences Tools & Services	0.6	309,871
Construction Materials	0.6	300,270
Health Care Providers & Services	0.5	298,925
Transportation Infrastructure	0.5	279,248
Multiline Retail	0.5	264,378
Gas Utilities	0.5	259,947
Commercial Services & Supplies	0.5	252,012
Technology Hardware, Storage & Peripherals	0.4	224,074
Media	0.4	220,131
Communications Equipment	0.4	215,085

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Interactive Media & Services	0.4%		$208,866
Paper & Forest Products	0.3		188,675
Leisure Products	0.3		149,128
Marine	0.2		112,343
Health Care Technology	0.2		111,341
Water Utilities	0.1		58,408
Airlines	0.1		53,566
Independent Power & Renewable Electricity Producers	0.1		48,778
Containers & Packaging	0.1		33,941
Diversified Consumer Services	0.0	(B)	7,722
Energy Equipment & Services	0.0	(B)	7,637
Consumer Finance	0.0	(B)	7,397
Distributors	0.0	(B)	3,982

Investments	100.0		54,758,919

Total Investments	100.0%		$54,758,919

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$281,524	$54,166,006	$—	$54,447,530
Preferred Stocks	—	311,389	—	311,389

Total Investments	$281,524	$54,477,395	$—	$54,758,919

LIABILITIES
Other Financial Instruments
Futures Contracts (F)	$(12,008)	$—	$—	$(12,008)

Total Other Financial Instruments	$(12,008)	$—	$—	$(12,008)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the total value of 144A securities is $919,575, representing 1.7% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 10

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Series Trust	Page 11